Intangible assets	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Intangible assets
12.	Intangible assets

	30 June 2022					31 December 2021
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	38 409	2 832	3 437	336	45 015	45 885
Effect of movements in foreign exchange	(113)	(24)	(138)	(41)	(316)	(1 289)
Acquisitions and expenditures	9	181	26	228	444	760
Disposals through sale and derecognition	(2)	(35)	(229)	(6)	(272)	(98)
Disposals through the sale of subsidiaries	—	—	—	—	—	(3)
Transfer (to)/from other asset categories and other movements 1	47	(164)	162	(73)	(28)	(240)

Balance at end of period	38 351	2 789	3 258	444	44 842	45 015

Amortization and impairment losses
Balance at end of previous year	(89)	(2 083)	(2 380)	(32)	(4 585)	(4 358)
Effect of movements in foreign exchange	—	19	100	4	123	192
Amortization	—	(78)	(231)	(11)	(320)	(644)
Impairment	—	(0)	(1)	(0)	(2)	(176)
Disposals through sale and derecognition	—	35	229	2	266	73
Disposals through the sale of subsidiaries	—	—	—	—	—	3
Transfer to/(from) other asset categories and other movements 1	—	113	(17)	(1)	95	326

Balance at end of period	(89)	(1 993)	(2 300)	(39)	(4 421)	(4 585)

Carrying value
at 31 December 2021	38 320	749	1 057	304	40 430	40 430
at 30 June 2022	38 262	796	958	405	40 421
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment during the fourth quarter of the year or whenever a triggering event has occurred.